Document And Entity Information	12 Months Ended
	Dec. 30, 2012	Mar. 27, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Diversified Restaurant Holdings, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-30
Entity Common Stock, Shares Outstanding		19,019,525
Amendment Flag	false
Entity Central Index Key	0001394156
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 30, 2012	Dec. 25, 2011
Current assets
Cash and cash equivalents	$ 2,700,328	$ 1,537,497
Accounts receivable	248,403	20,497
Inventory	809,084	601,765
Prepaid assets	447,429	207,608
Total current assets	4,205,244	2,367,367
Deferred income taxes	846,746	272,332
Property and equipment, net - restricted assets of VIE		1,457,770
Property and equipment, net	40,286,490	22,064,544
Intangible assets, net	2,509,337	1,113,997
Goodwill	8,578,776
Other long-term assets	118,145	74,389
Total assets	56,544,738	27,350,399
Current liabilities
Accounts payable	3,952,017	1,682,462
Accrued compensation	1,647,075	760,548
Other accrued liabilities	1,013,369	649,784
Current portion of long-term debt (including VIE debt of $0 and $89,414, respectively)	6,095,684	2,967,135
Current portion of deferred rent	226,106	180,480
Total current liabilities	12,934,251	6,240,409
Deferred rent, less current portion	2,274,753	1,750,017
Unfavorable operating leases	849,478
Other liabilities - interest rate swaps	430,751	613,999
Long-term debt, less current portion (including VIE debt of $0 and $1,162,377, respectively)	38,551,601	16,841,355
Total liabilities	55,040,834	25,445,780
Stockholders' equity
Common stock - $0.0001 par value; 100,000,000 shares authorized, 18,951,700 and 18,936,400 shares, respectively, issued and outstanding	1,888	1,888
Additional paid-in capital	2,991,526	2,771,077
Accumulated other comprehensive loss	(284,294)
Retained earnings (accumulated deficit)	(1,205,216)	(1,253,831)
Total DRH stockholders' equity	1,503,904	1,519,134
Noncontrolling interest in VIE		385,485
Total stockholders' equity	1,503,904	1,904,619
Total liabilities and stockholders' equity	$ 56,544,738	$ 27,350,399

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 30, 2012	Dec. 25, 2011
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	18,951,700	18,936,400
Common stock, shares outstanding	18,951,700	18,936,400
Current Debt [Member]
VIE debt (in Dollars)	$ 0	$ 89,414
Noncurrent Debt [Member]
VIE debt (in Dollars)	$ 0	$ 1,162,377

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Revenue
Food and beverage sales	$ 77,435,684	$ 60,657,475
Franchise royalties and fees	11,524	50,000
Total revenue	77,447,208	60,707,475
Restaurant operating costs (exclusive of depreciation and amortization shown separately below):
Food, beverage, and packaging	24,117,399	17,486,880
Compensation costs	19,448,210	15,226,145
Occupancy	4,289,966	3,291,339
Other operating costs	15,008,171	11,854,581
General and administrative expenses	6,585,908	5,023,212
Pre-opening costs	1,792,168	714,330
Depreciation and amortization	4,587,310	3,479,360
Loss on disposal of property and equipment	36,833	31,465
Total operating expenses	75,865,965	57,107,312
Operating profit	1,581,243	3,600,163
Change in fair value of derivative instruments	(43,361)	(246,818)
Interest expense	(1,282,991)	(1,137,725)
Other income, net	20,081	366,497
Income before income taxes	274,972	2,582,117
Income tax provision (benefit)	(167)	586,086
Net income	275,139	1,996,031
Less: (Income) attributable to noncontrolling interest	(95,040)	(153,845)
Net income attributable to DRH	$ 180,099	$ 1,842,186
Basic earnings per share (in Dollars per share)	$ 0.01	$ 0.1
Fully diluted earnings per share (in Dollars per share)	$ 0.01	$ 0.1
Weighted-average number of common shares outstanding
Basic (in Shares)	18,949,556	18,902,782
Diluted (in Shares)	19,091,849	19,055,500

Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Net income	$ 275,139	$ 1,996,031
Other comprehensive income (loss)
Unrealized changes in fair value of interest rate swaps, net of tax of $146,457	(284,294)
Comprehensive income (loss)	(9,155)	1,996,031
Less: Comprehensive (income) attributable to noncontrolling interest	(95,040)	(153,845)
Comprehensive income (loss) attributable to DRH	$ (104,195)	$ 1,842,186

Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $)	12 Months Ended
Dec. 30, 2012
Unrealized changes in fair value of cash flow hedge, tax	$ 146,457

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balances - December 26, 2010 at Dec. 26, 2010	$ 1,888	$ 2,631,304		$ (3,096,017)	$ 338,640	$ (124,185)
Balances - December 26, 2010 (in Shares) at Dec. 26, 2010	18,876,000
Issuances of restricted shares (in Shares)	60,400
Share-based compensation		139,773				139,773
Net income (loss)				1,842,186	153,845	1,996,031
Distributions from non-controlling interest					(107,000)	(107,000)
Balance at Dec. 25, 2011	1,888	2,771,077		(1,253,831)	385,485	1,904,619
Balance (in Shares) at Dec. 25, 2011	18,936,400					18,936,400
Issuances of restricted shares (in Shares)	28,800
Forfeitures of restricted shares (in Shares)	(13,500)
Share-based compensation		220,449				220,449
Other comprehensive loss			(284,294)			(284,294)
Net income (loss)				180,099	95,040	275,139
Distributions from non-controlling interest					(40,000)	(40,000)
Elimination of noncontrolling interest				440,525	(440,525)
Cash paid in excess of book value of noncontrolling interest, net of taxes				(572,009)		(572,009)
Balance at Dec. 30, 2012	$ 1,888	$ 2,991,526	$ (284,294)	$ (1,205,216)		$ 1,503,904
Balance (in Shares) at Dec. 30, 2012	18,951,700					18,951,700

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Cash flows from operating activities
Net income	$ 275,139	$ 1,996,031
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	4,587,310	3,479,360
Write off of loan fees	141,329
Loss on disposal of property and equipment	36,833	31,465
Share-based compensation	220,449	139,773
Change in fair value of derivative instruments	43,361	246,818
Deferred income taxes	(133,287)	335,412
Changes in operating assets and liabilities that provided (used) cash
Accounts receivable	(227,906)	(20,497)
Inventory	(141,547)	(262,706)
Prepaid assets	(210,434)	2,100
Other current assets		43,348
Intangible assets	(1,044,899)	(215,562)
Other long-term assets	(43,756)	5,710
Accounts payable	2,269,555	294,065
Accrued liabilities	1,250,112	321,220
Deferred rent	570,362	180,479
Net cash provided by operating activities	7,592,621	6,577,016
Cash flows from investing activities
Purchases of property and equipment	(15,675,329)	(8,215,522)
Acquisition of business, net of cash acquired	(14,686,575)
Cash paid in excess of book value of noncontrolling interest	(866,681)
Net cash used in investing activities	(31,228,585)	(8,215,522)
Proceeds from issuance of long-term debt	63,521,824	4,181,373
Repayments of long-term debt	(38,683,029)	(2,256,751)
Distributions from non-controlling interest	(40,000)	(107,000)
Net cash provided by financing activities	24,798,795	1,817,622
Net increase in cash and cash equivalents	1,162,831	179,116
Cash and cash equivalents, beginning of period	1,537,497	1,358,381
Cash and cash equivalents, end of period	$ 2,700,328	$ 1,537,497

Note 1 - Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 30, 2012
Significant Accounting Policies [Text Block]
1. BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Diversified Restaurant Holdings, Inc. (“DRH” or the “Company”) is a fast-growing restaurant company operating two complementary concepts:  Bagger Dave’s Legendary Burger Tavern® (“Bagger Dave’s”) and Buffalo Wild Wings® (“BWW”).  As the creator, developer, and operator of Bagger Dave’s and as one of the largest franchisees of BWW, we provide a unique guest experience in a casual and inviting environment.  We are committed to providing value to our guests through offering generous portions of flavorful food in an upbeat and entertaining atmosphere.  We believe Bagger Dave’s and DRH-owned BWW are uniquely-positioned restaurant brands designed to maximize appeal to our guests.  Both restaurant concepts offer competitive price points and a family-friendly atmosphere, which we believe enables consistent performance through economic cycles.  We were incorporated in 2006 and are headquartered in the Detroit metropolitan area.  As of December 30, 2012 we had 45 locations in Florida, Illinois, Indiana, Michigan, and Missouri.  Of those restaurants, 44 are corporate owned and one is franchised by a third party.

Our Company’s roots can be traced to 1999, when our founder, President, CEO, and Chairman T. Michael Ansley opened his first BWW restaurant in Sterling Heights, Michigan.   By late 2004, Mr. Ansley and his business partners owned and operated seven BWW franchised restaurants and formed AMC Group, LLC as an operating center for those locations.  In 2006, DRH was formed and several entities, including AMC Group, LLC, were reorganized to provide the framework and financial flexibility to grow as a franchisee of BWW and to develop and grow our Bagger Dave’s concept.  In 2008, DRH became public by completing a self-underwritten initial public offering for approximately $735,000 and 140,000 shares.

Mr. Ansley has received various awards from BWLD, including awards for highest annual restaurant sales and operator of the year.  In September 2007, Mr. Ansley was awarded Franchisee of the Year by the International Franchise Association (“IFA”).  The IFA’s membership consists of over 12,000 franchisee members and over 1,000 franchisor members.

Today, DRH and its wholly-owned subsidiaries, including AMC Group, Inc. (“AMC”), AMC Wings, Inc. (“WINGS”), and AMC Burgers, Inc. (“BURGERS”), develop, own, and operate Bagger Dave's and DRH-owned BWW restaurants located throughout Florida, Illinois, Indiana, Michigan, and Missouri.

DRH originated the Bagger Dave’s® concept with our first restaurant opening in January 2008 in Berkley, Michigan.  Currently, there are 10 corporate-owned Bagger Dave’s in Michigan, one corporate-owned Bagger Dave’s in Indiana, and one franchised location in Missouri. The Company plans to operate approximately 50 Bagger Dave’s corporate-owned locations by the end of 2017.

DRH is also one of the largest BWW franchisees and currently operates 33 DRH-owned BWW restaurants (15 in Michigan, 10 in Florida, four in Illinois, and four in Indiana), including the nation’s largest BWW, based on square footage, in downtown Detroit, Michigan.  T. Michael Ansley, our President, CEO, and Chairman of the Board, is the recipient of various franchise awards, including BWW awards for the highest annual restaurant sales in 2006, 2005, and 2004.  We remain on track to fulfill our area development agreement with BWLD.  The Company also recently purchased the rights to develop another location in Indiana.  Per the area development agreement with BWLD, we expect to operate 47 DRH-owned BWW by the end of 2017.

The following organizational chart outlines the corporate structure of DRH.  A brief textual description of the entities follows the organizational chart. DRH is incorporated in Nevada

AMC was formed on March 28, 2007 and serves as our operational and administrative center.  AMC renders management, operational support, and advertising services to WINGS and its subsidiaries and BURGERS and its subsidiaries.  Services rendered by AMC include marketing, restaurant operations, restaurant management consultation, hiring and training of management and staff, and other management services reasonably required in the ordinary course of restaurant operations.

WINGS was formed on March 12, 2007 and serves as a holding company for our DRH-owned BWW restaurants.  We are economically dependent on retaining our franchise rights with BWLD.  The franchise agreements have specific initial term expiration dates ranging from January 29, 2014 through October 7, 2032, depending on the date each was executed and the duration of its initial term.  The franchise agreements are renewable at the option of the franchisor and are generally renewable if the franchisee has complied with the franchise agreement.  When factoring in any applicable renewals, the franchise agreements have specific expiration dates ranging from January 29, 2019 through October 7, 2047.  We believe we are currently in compliance with the terms of these agreements.

BURGERS was formed on March 12, 2007 and serves as a holding company for our Bagger Dave’s restaurants.  Bagger Dave’s Franchising Corporation, a subsidiary of BURGERS, was formed to act as the franchisor for the Bagger Dave’s concept and has rights to franchise in Illinois, Indiana, Kentucky, Michigan, Missouri, Ohio, and Wisconsin.  We do not intend to pursue significant franchisee development at this time

We follow accounting standards set by the Financial Accounting Standards Board ("FASB"). The FASB sets generally accepted accounting principles ("GAAP") that we follow to ensure we consistently report our financial condition, results of operations, and cash flows. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification ("Codification" or "ASC").

Principles of Consolidation

The consolidated financial statements include the accounts of DRH and its wholly-owned subsidiaries (collectively, the “Company”).  All significant intercompany accounts and transactions have been eliminated upon consolidation.

We consolidate all variable interest entities (“VIE”) where we are the primary beneficiary.  For VIE, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIE.  The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  Prior to our acquisition of 100.0% of its membership interests on September 25, 2012, we consolidated Ansley Group, LLC because we leased and maintained substantially all of its assets to operate our Clinton Township, Michigan BWW restaurant and we guaranteed all of its debt.  See Note 2 for details.

Fiscal Year

The Company utilizes a 52- or 53-week accounting period that ends on the last Sunday in December. Consequently, fiscal year 2012 ended on December 30, 2012, comprising 53 weeks. Fiscal year 2011 ended on December 25, 2011, comprising 52 weeks.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits in banks. The Company considers all highly-liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company, at times throughout the year, may, in the ordinary course of business, maintain cash balances in excess of federally-insured limits. Management does not believe the Company is exposed to any unusual risks on such deposits.

Revenue Recognition

Revenues from food and beverage sales are recognized and generally collected at the point of sale. All sales taxes are presented on a net basis and are excluded from revenue.

The Company’s existing Bagger Dave’s franchise agreements have terms of 15 years. We provide the use of the Bagger Dave’s trademarks, system, training, preopening assistance, and restaurant operating assistance in exchange for area development fees, franchise fees, and royalties of 5.0% of a restaurant’s sales.

Franchise fee revenue from individual franchise sales is recognized upon the opening of the franchised restaurant when all material obligations and initial services to be provided by the Company have been performed.  Area development fees are dependent upon the number of restaurants in the territory, as are our obligations under the area development agreement.  Consequently, as obligations are met, area development fees are recognized proportionally with expenses incurred with the opening of each new restaurant and any royalty-free periods.  Royalties are accrued as earned and are calculated each period based on restaurant sales.

Accounts Receivable

Accounts receivable were stated at the amount management expects to collect from outstanding balances. Balances that are outstanding after management has used reasonable collection efforts are written off with a corresponding charge to bad debt expense.  Management does not believe any allowances for doubtful accounts were necessary at December 30, 2012.

Gift Cards

Buffalo Wild Wings

The Company records gift cards under a BWLD central-wide program.  Gift cards sold are recorded as a gift card liability.  When redeemed, the gift card liability account is offset by recording the transaction as revenue.  At times, gift card redemptions can exceed amounts due to BWLD for gift card purchases resulting in an asset balance.  Under this centralized system, any breakage would be recorded by Blazin Wings, Inc., a subsidiary of BWLD, and is subject to the breakage laws in the state of Minnesota, where Blazin Wings, Inc. is located.

Bagger Dave’s

The Company records Bagger Dave's gift card sales as a gift card liability when sold.  When redeemed, the gift card liability account is offset by recording the transaction as revenue.  Michigan law states that gift cards cannot expire and any post-sale fees cannot be assessed until five years after the date of gift card purchase by the consumer. There is no breakage attributable to Bagger Dave's restaurants for the Company to record as of December 30, 2012 and December 25, 2011.

The Company's gift card asset/liability was an asset of $78,818 and a liability of $146,898 at December 30, 2012 and December 25, 2011, respectively, and is included in other accrued liabilities on the consolidated balance sheets.

Inventory

Inventory, which consists mainly of food and beverage products, is accounted for at the lower of cost or market using the first in, first out method of inventory valuation.

Prepaids and Other Assets

Prepaid assets consist principally of prepaid insurance and are recognized ratably as operating expense over the period covered by the unexpired premium. Other assets consist primarily of security deposits on our operating leases.

Intangible Assets

Amortizable intangible assets consist of franchise fees, trademarks, non-compete agreements, favorable and unfavorable operating leases, and loan fees and are amortized to operating expense on a straight-line basis over the term of the related underlying agreements or to approximate the effective interest method based on the following:

Franchise fees (years)	10	-	20
Trademarks (years)		15
Non-compete agreements (years)		3
Favorable and unfavorable leases (years)	lease term (7 - 16)
Loan fees (years)	loan term (5 - 7)

Liquor licenses, also a component of intangible assets, are deemed to have an indefinite life and, accordingly, are not amortized. Management reviews liquor license assets on an annual basis (at year end) to determine whether carrying values have been impaired. We identify potential impairments for liquor licenses by comparing the fair value with its carrying amount. If the fair value exceeds the carrying amount, the liquor licenses are not impaired. If the carrying amount exceeds the fair value, an impairment loss is recorded for the difference.  If the fair value of the asset is less than the carrying amount, an impairment is recorded.

During the periods ended December 30, 2012 and December 25, 2011, respectively, no impairments relating to intangible assets were recognized.
Property and Equipment

Property and equipment are recorded at cost. Major improvements and renewals are capitalized. Land is not depreciated. Buildings are depreciated using the straight-line method over the estimated useful life, which is typically 39 years. Equipment and furniture and fixtures are depreciated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements, which include the cost of improvements funded by landlord incentives or allowances, are amortized using the straight-line method over the lesser of the term of the lease, with consideration of renewal options if renewals are reasonably assured because failure to renew would result in an economic penalty, or the estimated useful lives of the assets, which is typically 5 - 15 years. Maintenance and repairs are expensed as incurred. Upon retirement or disposal of assets, the cost and accumulated depreciation are eliminated from the respective accounts and the related gains or losses are credited or charged to earnings.

Restaurant construction in progress is not amortized or depreciated until the related assets are placed into service. The Company capitalizes, as restaurant construction in progress, costs incurred in connection with the design, build out, and furnishing of its restaurants. Such costs consist principally of leasehold improvements, directly related costs such as architectural and design fees, construction period interest (when applicable), and equipment, furniture and fixtures not yet placed in service.

The Company reviews property and equipment, along with other long-lived assets subject to amortization, for impairment whenever events or changes in circumstances indicate that a potential impairment has occurred.  During the years ended December 30, 2012 and December 25, 2011, there were no impairments recorded.

Goodwill

Goodwill represents expected synergies from the merger of operations and intangibles assets that do not qualify for separate recognition. Goodwill is not amortized and represents the excess of cost over the fair value of identified net assets of businesses acquired. Measurement of goodwill at initial recognition is described in Note 2.  Goodwill is subject to an annual impairment analysis, where it is subsequently measured at cost less accumulated impairment losses.

The impairment analysis of goodwill consists first of a review of various qualitative factors of the identified reporting units to determine whether it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, including goodwill. This review includes, but is not limited to, an evaluation of the macroeconomic, industry, or market, and cost factors relevant to the reporting unit as well as financial performance and entity or reporting unit events that may affect the value of the reporting unit. If this review leads to the determination that it is more likely than not that the fair value of the reporting unit is greater than its carrying amount, further impairment testing is not required. However, if this review cannot support a conclusion that it is more likely than not that the fair value of the reporting unit is greater than its carrying amount, or at our discretion, quantitative impairment steps are performed.

The quantitative portion of the impairment test consists of a two-step process, if necessary. The first step is to compare the fair value of the reporting unit to its carrying value, including goodwill. If the fair value of the reporting unit is less than its carrying value, the second step of the impairment test must be performed in order to determine the amount of impairment loss, if any. The second step compares the implied fair value of goodwill with the carrying amount of that goodwill. If the carrying amount of the goodwill exceeds its implied fair value, an impairment charge is recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. All goodwill was considered recoverable as of December 30, 2012 based on our qualitative analysis.

Deferred Rent

Certain operating leases provide for minimum annual payments that increase over the life of the lease. Typically, leases have an initial lease term of between 10 and 15 years and contain renewal options under which we may extend the terms for periods of two to five years. The aggregate minimum annual payments are expensed on a straight-line basis commencing at the start of our construction period and extending over the term of the related lease, without consideration of renewal options. The amount by which straight-line rent exceeds actual lease payment requirements in the early years of the lease is accrued as deferred rent liability and reduced in later years when the actual cash payment requirements exceed the straight-line expense. The Company also accounts, in its straight-line computation, for the effect of any "rental holidays", "free rent periods", and "landlord incentives or allowances".

Advertising

Advertising expenses associated with contributions to the national BWW advertising fund are expensed as contributed and all other advertising expenses are expensed as incurred. Advertising expenses were $3.3 million and $2.7 million for the years ended December 30, 2012 and December 25, 2011, respectively, and is included in general and administrative expenses in the consolidated statement of operations.

Pre-opening Costs

Pre-opening costs are those costs associated with opening new restaurants and will vary based on the number of new locations opening and under construction. These costs are expensed as incurred. Pre-opening costs were $1.8 million and $714,330 for the years ended December 30, 2012 for and December 25, 2011, respectively.

Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The Company applies the provisions of FASB ASC 740, Income Taxes, (“ASC 740”) regarding the accounting for uncertainty in income taxes. The Company classifies all interest and penalties as income tax expense. There are no accrued interest amounts or penalties related to uncertain tax positions as of December 30, 2012 or December 25, 2011.

Earnings Per Common Share

Earnings per share are calculated under the provisions of ASC 260, Earnings per Share, which requires a dual presentation of "basic" and "diluted" earnings per share on the face of the income statement. Basic earnings per common share excludes dilution and is computed by dividing the net earnings available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share include dilutive common stock equivalents consisting of stock options determined by the treasury stock method. Restricted stock awards contain nonforfeitable rights to dividends, making such awards participating securities.  The calculation of basic and diluted earnings per share uses an earnings allocation method to consider the impact of restricted stock.  Due to the limited number of restricted shares outstanding, there was no impact on basic or diluted earnings per share in 2012 or 2011.

Stock Based Compensation

The Company estimates the fair value of stock option awards utilizing the Black-Scholes pricing model.  The fair value of the awards is amortized as compensation expense on a straight-line basis over the requisite service period of the award, which is generally the vesting period.  The fair value of restricted shares is equal to the number of restricted shares issued times the Company’s stock price on the date of grant and is amortized as compensation expense on a straight-line basis over the service period of the award.

Concentration Risks

Approximately 70.0% and 76.0% of the Company's revenues for the years ended December 30, 2012 and December 25, 2011, respectively, were generated from food and beverage sales from restaurants located in Michigan.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Interest Rate Swap Agreements

The Company utilizes interest rate swap agreements with a bank to fix interest rates on a portion of the Company’s portfolio of variable rate debt, which reduces exposure to interest rate fluctuations.  The Company does not use any other types of derivative financial instruments to hedge such exposures, nor does it use derivatives for speculative purposes.

Prior to the debt restructure on April 2, 2012 (see Note 6 for details), the Company’s interest rate swap agreements did not qualify for hedge accounting. As such, the Company recorded the change in the fair value of the swap agreements in change in fair value of derivative instruments on the Consolidated Statements of Operations. The interest rate swap agreements in effect at December 30, 2012 do qualify for hedge accounting. For interest rate swap agreements that qualify for hedge accounting, the Company records the change in the fair value of the swap agreement as a component of other comprehensive income/(loss), net of tax. The Company records the fair value of its interest rate swaps on the balance sheet in other assets or other liabilities depending on the fair value of the swaps. See Note 6 and Note 13 for additional information on the interest rate swap agreements.

Recent Accounting Pronouncements

In February 2013, the FASB issued updated guidance that amends the reporting of amounts reclassified out of accumulated other comprehensive income. These amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component, either on the face of the financial statement where net income is presented or in the notes to the financial statements. This guidance is effective for fiscal periods beginning after December 15, 2012, and is to be applied prospectively. We will comply with this guidance as of December 31, 2012, and the adoption of the guidance will not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02 “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangibles Assets for Impairment”, which updated guidance on the annual testing of indefinite-lived intangible assets for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If, based on its qualitative assessment, an entity concludes it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. This guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We will comply with this guidance as of December 31, 2012 and the adoption of the guidance will not have a material impact on our consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the prior year consolidated financial statements to conform to the current year's presentation.

Note 2 - Business Acquisitions	12 Months Ended
Dec. 30, 2012
Business Combination Disclosure [Text Block]
2.    BUSINESS ACQUISITIONS

On September 25, 2012, the Company acquired 100.0% of the membership interests in Ansley Group, LLC for approximately $2.5 million.  The purchase was approved by the Company's disinterested directors who determined that the purchase price was fair to the Company based upon an independent appraisal.  As a result of this acquisition, the Company has acquired full ownership rights in the Clinton Township property.  Ansley Group, LLC was owned by T. Michael Ansley and Thomas D. Ansley.  T. Michael Ansley is the Chairman of the Board of Directors, President, and CEO and a principal shareholder of the Company.  The acquisition was accounted for as a common control transaction and, as a result, the carrying value of the assets and liabilities acquired were recorded by the Company.  Since Ansley Group, LLC’s operations were previously consolidated into the Company’s financial statements prior to the acquisition, the Company did not retrospectively eliminate the noncontrolling interest, but did eliminate it at the date of acquisition.  The purchase price paid in excess of Ansley Group, LLC’s carrying value of assets and liabilities amounted to $866,681 and this amount, net of tax of $294,672, has been reflected as a reduction in Retained Earnings (Accumulated Deficit) in the Consolidated Statements of Stockholders’ Equity (Deficit).  The acquisition was funded as part of the September 2012 Term Loan discussed in Note 6.

On September 25, 2012, the Company completed the acquisition of substantially all of the assets of Crown Wings, Inc., Brewsters, Inc., Valpo Wings, Inc., Buffaloville Wings, Inc., and Hammond Wings, Inc., each an Indiana corporation, and Homewood Wings, Inc., Cal City Wings, Inc., Lansing Wings, Inc., and Lincoln Park Wings, Inc., each an Illinois corporation (collectively, the “Indiana and Illinois Entities”). The acquired assets consist of four Buffalo Wild Wings restaurants operating in Indiana and four operating in Illinois along with the right to develop a fifth Buffalo Wild Wings restaurant in Indiana.   The purchase price for the acquisition was approximately $14.7 million and was financed as part of the September 2012 Term loan discussed in Note 6.  The allocation of the purchase price for acquisition requires extensive use of accounting estimates and judgments to allocate the purchase price to tangible and intangible assets acquired and liabilities assumed based on respective fair values. The Company believes the fair values assigned to the assets acquired and liabilities assumed are based on reasonable assumptions.

The following table summarizes the estimated fair values of net assets acquired and liabilities assumed:

Working capital	$109,459
Property and equipment	5,664,140
Franchise fees	254,000
Non-compete	74,100
Liquor licenses	656,000
Favorable operating leases	239,000
Unfavorable operating leases	(875,000)
Goodwill	8,578,776
Net cash paid for acquisition	$14,700,475

The excess of the purchase price over the aggregate fair value of assets acquired was allocated to goodwill, all of which is expected to be deductible for tax purposes. The assessment of the valuation of certain assets acquired and liabilities assumed during 2012 is preliminary; if new information is obtained about facts and circumstances that existed at the acquisition date, the acquisition accounting will be revised to reflect the resulting adjustments to current estimates of these items. The results of operations of these locations are included in our consolidated statement of operations from the date of acquisition.

The fair value of property and equipment acquired was determined primarily using the cost approach, which is based on the current cost to recreate or duplicate the assets less an appropriate allowance for depreciation from all causes; physical, functional, and economic. We estimated replacement cost new by using the indirect approach.  We applied equipment-specific cost indices published by Bureau of Labor Statistics – Producer Price Index to the historical cost of the assets to estimate replacement cost new.  To determine the depreciation allowance, we estimated the expected normal useful life of the asset and its respective age, also considering the current physical condition, current, and future utilization of the asset.  Based on this information, we developed a retirement relationship to age for the asset, determining physical depreciation derived from straight-line depreciation.  We then adjusted the replacement cost new, using this relationship, to determine replacement cost new less depreciation.  Although we considered accounting for functional obsolescence of the assets, we did not apply a functional obsolescence deduction because the assets are functioning as originally designed for use.

The fair value of the liquor licenses acquired was determined by obtaining current market values for liquor licenses in the county in which our acquired restaurants are located.

The fair value of favorable and unfavorable operating leases was determined by calculating the present value of the differences between contract rent (on a cost per square foot basis) to market rent for comparable properties over the term of the related leases.  The Company used a 12.0% discount rate in the present value calculation and the remaining lease terms ranged from seven to 16 years.  These favorable and unfavorable operating leases are amortized to rent expense over their respective lease terms.

The following table summarizes the unaudited pro forma financial information as if the acquisition had occurred at the beginning of the periods presented:

	December 30	December 25
	2012	2011

Revenue	$90,485,351	$77,136,893

Net income (loss) attributable to DRH	(248,695)	1,620,346

Basic earnings (loss) per share	(0.01)	0.09

Diluted earnings (loss) per share	(0.01)	0.09

The Indiana and Illinois Entities generated $5.0 million in revenue and reported a net loss of $164,281 for the time period of September 25, 2012 to December 30, 2012.

We believe this acquisition expands the scope of our operations, adds a number of new markets to our existing footprint and strategically positions DRH for future expansion throughout the Midwest.  DRH’s near-term focus will be to integrate the acquired restaurants and realize the opportunities to improve their operating and financial performance.  Long term, we look to leverage this acquisition by expanding our Bagger Dave's concept within the same footprint, led by the opening of our first restaurant in Indiana. For additional information pertaining to the acquisition, refer to the 8-K/A filed on December 10, 2012.

Note 3 - Property and Equipment, Net	12 Months Ended
Dec. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
3. PROPERTY AND EQUIPMENT, NET

Property and equipment are comprised of the following:

	December 30	December 25
	2012	2011
Land	$989,680	$469,680
Land (restricted assets of VIE)	-	520,000
Building	4,982,806	2,745,296
Building (restricted assets of VIE)	-	1,570,967
Equipment	16,509,977	10,596,964
Furniture and fixtures	4,270,159	3,060,014
Leasehold improvements	31,028,860	19,148,471
Restaurant construction in progress	1,462,505	-
Total	59,243,987	38,111,392
Less accumulated depreciation	(18,957,497)	(13,955,881)
Less accumulated depreciation attributable to restricted assets of VIE	-	(633,197)
Property and equipment, net	$40,286,490	$23,522,314

Depreciation expense was $4.6 million and $3.4 million during the years ended December 30, 2012 and December 25, 2011, respectively.

Note 4 - Goodwill and Intangible Assets	12 Months Ended
Dec. 30, 2012
Intangible Assets Disclosure [Text Block]
4. GOODWILL AND INTANGIBLE ASSETS

As of December 31, 2012, DRH had goodwill of $8.6 million, a result of the Indiana and Illinois acquisition in September 2012. No adjustments to the carrying amount of goodwill were recorded during the year ended December 30, 2012.

Intangible assets are comprised of the following:

	December 30	December 25
	2012	2011
Amortized intangible assets
Franchise fees	$555,253	$303,750
Trademark	37,359	30,852
Non-compete	79,600	-
Favorable leases	239,000	-
Loan fees	109,600	164,429

Total	1,020,812	499,031
Less accumulated amortization	(142,266)	(112,271)

Amortized intangible assets, net	878,546	386,760

Unamortized intangible assets
Liquor licenses	1,630,791	727,237

Total intangible assets, net	$2,509,337	$1,113,997

Amortization expense for the years ended December 30, 2012 and December 25, 2011 was $35,753 and $77,025, respectively. Based on the current intangible assets and their estimated useful lives, amortization expense for fiscal years 2013, 2014, 2015, 2016, and 2017 is projected to total approximately $194,116; $164,241; $67,982; $48,082; and $42,316, respectively. The aggregate weighted-average amortization period for intangible assets is 8.1 years.  In conjunction with the April 2012 Term Loan (see Note 6 for additional information), loan fees written off to interest expense during the year ended December 30, 2012 were $141,329.

Note 5 - Related Party Transactions	12 Months Ended
Dec. 30, 2012
Related Party Transactions Disclosure [Text Block]
5. RELATED PARTY TRANSACTIONS

The acquisition in 2010 of certain affiliates was accomplished by issuing unsecured promissory notes to each selling shareholder that bore interest at 6.0% per year, were set to mature on February 1, 2016, and were payable in quarterly installments of approximately $157,000, with principal and interest fully amortized over six years.  The outstanding balance on the notes is $0 and $2.3 million at December 30, 2012 and December 25, 2011, respectively.  These notes were repaid in full in conjunction with the April 2012 Term Loan; refer to Note 6 for further details.

Fees for monthly accounting and financial statement compilation services are paid to an entity owned by a director and stockholder of the Company. Fees paid during the years ended December 30, 2012 and December 25, 2011, respectively, were $357,404 and $326,077.

Prior to the April 2012 Term Loan (see Note 6 for details), long-term debt included a promissory note to a DRH stockholder in the amount of $250,000.  The note was a demand note that did not require principal or interest payments.  Interest was accrued at 8.0% per annum and was compounded quarterly.  On April 2, 2012, in conjunction with the April 2012 Term Loan (see Note 6 for details), this promissory note was paid in full.

See Note 9 for related party operating lease transactions.

Note 6 - Long-Term Debt	12 Months Ended
Dec. 30, 2012
Long-term Debt [Text Block]
6. LONG-TERM DEBT

Long-term debt consists of the following obligations:

	December 30	December 25
	2012	2011
Note payable - $37.0 million term loan; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Scheduled monthly principal payments are approximately $440,476 plus accrued interest through maturity in September 2017. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	$35,678,572	$-

Note payable - $10.0 million development line of credit; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	7,015,555	-

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $113,000 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 7.1%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	7,326,128

Note payable to a bank secured by a senior mortgage on the Brandon Property and a personal guaranty. Scheduled monthly principal and interest payments are approximately $8,000 through maturity in June 2030, at which point a balloon payment of $413,550 is due. Interest is charged based on a fixed rate of 6.7%, per annum, through June 2017, at which point the rate will adjust to the U.S. Treasury Securities Rate plus 4.0% (and every seven years thereafter).	1,102,539	1,122,413

Note payable to a bank secured by a junior mortgage on the Brandon Property. Matures in 2030 and requires monthly principal and interest installments of approximately $6,300 until maturity. Interest is charged at a rate of 3.6% per annum.	848,903	882,769

Note payable to a bank, secured by a senior lien on all company assets. Scheduled interest payments are charged at a rate of 3.0% over the one-month LIBOR. The monthly interest payment approximates $6,500. The note will mature in May 2017. The DLOC includes a carrying cost of 0.3% per year of any available but undrawn amounts. This note was repaid in full in conjunction with the September 2012 Term Loan effective September 25; refer below for further details.	-	1,030,052

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $19,500 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 5.9%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	1,195,853

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $40,000 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 6.4%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	2,602,375

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $24,500 through maturity in May 2017. Interest was charged based on a swap arrangement designed to yield a fixed annual rate of 6.4%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	1,676,000

Unsecured note payable that matures in August 2013 and requires monthly principal and interest installments of approximately $2,200, with the balance due at maturity. Interest is 7.0% per annum. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	231,940

Note payable to Ford Credit secured by a vehicle to be used in the operation of the business. This is an interest-free loan under a promotional 0% rate. Scheduled monthly principal payments are approximately $430. The note matures in April 2013.	1,716	6,864

Notes payable – variable interest entity. Note payable to a bank secured by a senior mortgage on the property located at 15745 Fifteen Mile Road, Clinton Township, Michigan 48035, a DRH corporate guaranty, and a personal guaranty. Scheduled monthly principal and interest payments are approximately $12,500 through maturity in 2025. Interest is charged at a rate of 4.0% over the one-month LIBOR. This note was repaid in full in conjunction with the September 2012 Term Loan effective September 25; refer below for further details.	-	1,229,439

Note payable — related parties (Note 5). These notes were repaid in full in conjunction with the April 2012 Term Loan; refer below for further details.	-	2,504,657

Total long-term debt	44,647,285	19,808,490

Less current portion (includes VIE debt of $0 and $89,414, respectively)	(6,095,684)	(2,967,135)

Long-term debt, net of current portion	$38,551,601	$16,841,355

On April 2, 2012, the Company entered into a $16.0 million senior secured term loan (“April 2012 Term Loan”), secured by a senior lien on all Company assets. The Company used approximately $15.7 million of the April 2012 Term Loan to repay substantially all of its previously outstanding senior debt and related interest rate swap liabilities and the remaining $0.3 million for working capital. The April 2012 Term Loan was for a term of seven years and bore interest at one-month LIBOR plus an applicable margin (as defined in the agreement) which ranged from 2.5% to 3.4%, depending on the Company’s lease adjusted leverage ratio. Principal and interest payments on the April 2012 Term Loan were to be amortized over seven years, with monthly principal payments of approximately $191,000 plus accrued interest.  The April 2012 Term Loan was paid off in conjunction with the September 2012 $37.0 million term loan discussed below.

On September 25, 2012, the Company entered into a senior secured credit facility with RBS (the “Senior Secured Credit Facility”) which consists of a $37.0 million term loan (the “September 2012 Term Loan”), a $10.0 million development line of credit (the “$10M DLOC”), and a $1.0 million revolving line of credit (the “$1M RLOC”).  The Company immediately used approximately $15.2 million of the September 2012 Term Loan to refinance existing outstanding debt with RBS and used approximately $3.3 million of the September 2012 Term Loan to refinance and term out the outstanding balance of the existing development line of credit loan between the Company and RBS.  Additionally, on September 25, 2012, approximately $14.7 million of the September 2012 Term Loan was used to complete the acquisition of the Indiana and Illinois Entities (with rights to develop another restaurant in Indiana) and approximately $2.5 million of the September 2012 Term Loan was used to purchase 100.0% of the membership interests in Ansley Group, LLC, as described in Note 2. The remaining balance of the September 2012 Term Loan, approximately $1.3 million, was used to pay the fees, costs, and expenses associated with either the above acquisitions or arising in connection with the closing of the loans constituting the Senior Secured Credit Facility.  There were no outstanding borrowings on the $1M RLOC at December 30, 2012.

The Company’s evaluation of the April 2012 and September 2012 debt refinancings concluded that the terms of the debt were not substantially modified.

Scheduled principal maturities of long-term debt for the next five calendar years, and thereafter, are summarized as follows:

Year	Amount

2013	$6,095,684
2014	6,347,310
2015	6,350,250
2016	6,353,150
2017	17,861,622
Thereafter	1,639,269

Total	$44,647,285

Interest expense was $1.3 million and $1.1 million (including related party interest expense of $52,724 and $202,873) for the years ended December 30, 2012 and December 25, 2011, respectively.

The above agreements contain various customary financial covenants generally based on the performance of the specific borrowing entity and other related entities. The more significant covenants consist of a minimum debt service coverage ratio and a maximum lease adjusted leverage ratio, both of which we are in compliance with as of December 30, 2012.

At December 25, 2011, the Company had three interest rate swap agreements to fix interest rates on a portion of the Company’s portfolio of variable rate debt.  The notional amounts on the swaps combined were $11.1 million as of December 25, 2011 and were to amortize down to $0 through their maturity in May 2017.  Under the swap agreements, the Company paid a fixed rate of 3.1% (notional amount of $7.3 million), 1.9% (notional amount of $1.2 million), and 2.4% (notional amount of $2.6 million), respectively.  The Company received interest at the one-month LIBOR under all three agreements. These interest rate swaps did not qualify for hedge accounting and had a fair value of $613,999 at December 25, 2011. In conjunction with the April 2012 Term Loan, these swaps were terminated and the outstanding fair value liability on April 2, 2012 of $657,359 was rolled into the April 2012 Term Loan balance.

At December 30, 2012, the Company has two interest rate swap agreements to fix a portion of the interest rates on its variable rate. Both of the swap agreements were entered into in 2012 and qualify for hedge accounting. The swap agreements have a combined notional amount of $20.3 million at December 30, 2012, which will amortize to $0 by April 2019. Under the swap agreements, the Company pays a fixed rate of 1.4% (notional amount of $14.5 million) and 0.9% (notional amount of $5.8 million) and receives interest at the one-month LIBOR. The fair value of these swap agreements was $430,751 at December 30, 2012. Since these swap agreements qualify for hedge accounting, the changes in fair value are recorded in Other Comprehensive Income (Loss), net of tax.

Note 7 - Capital Stock (Including Purchase Warrants and Options)	12 Months Ended
Dec. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
7. CAPITAL STOCK (INCLUDING PURCHASE WARRANTS AND OPTIONS)

In 2011, the Company established the Stock Incentive Plan of 2011 (“Stock Incentive Plan”) to attract and retain directors, consultants, and employees and to more fully align their interests with the interests of the Company’s shareholders through the opportunity for increased stock ownership.  The plan permits the grant and award of 750,000 shares of common stock by way of stock options and/or restricted stock.  Stock options must be awarded at exercise prices at least equal to or greater than 100.0% of the fair market value of the shares on the date of grant.  The options will expire no later than 10 years from the date of grant, with vesting terms to be defined at grant date, ranging from a vesting schedule based on performance to a vesting schedule that extends over a period of time as selected by the Compensation Committee of the Board of Directors or other committee as determined by the Board (the “Committee”).  The Committee also determines the grant, issuance, retention, and vesting timing and conditions of awards of restricted stock.  The Committee may place limitations, such as continued employment, passage of time, and/or performance measures, on restricted stock.  Awards of restricted stock may not provide for vesting or settlement in full of restricted stock over a period of less than one year from the date the award is made.  The Stock Incentive Plan was approved by our shareholders on May 26, 2011.

During fiscal 2012 and 2011, restricted shares were issued to certain employees at a weighted-average grant date fair value between $3.10 and $5.00, respectively.  Restricted shares are granted with a per share purchase price at 100.0% of the fair market value on the date of grant.  Stock-based compensation expense will be recognized over the expected vesting period in an amount equal to the fair market value of such awards on the date of grant.

The following table presents the restricted shares transactions as of December 30, 2012:

Number of Restricted Stock Shares
Unvested, December 25, 2011	60,400
Granted	28,800
Vested	(20,800)
Expired/Forfeited	(13,500)
Unvested, December 30, 2012	54,900

The following table presents the restricted shares transactions as of December 25, 2011:

Number of Restricted Stock Shares
Unvested, December 26, 2010	-
Granted	60,800
Vested	-
Expired/Forfeited	(400)
Unvested, December 25, 2011	60,400

Under the Stock Incentive Plan, there are 674,300 shares available for future awards at December 30, 2012.

On July 30, 2007, DRH granted options for the purchase of 150,000 shares of common stock to the directors of the Company. These options vest ratably over a three-year period and expire six years from issuance. At December 30, 2012, these options are fully vested and can be exercised at a price of $2.50 per share.

On July 31, 2010, prior to the Stock Incentive Plan, DRH granted options for the purchase of 210,000 shares of common stock to the directors of the Company.  These options vest ratably over a three-year period and expire six years from issuance.  Once vested, the options can be exercised at a price of $2.50 per share.

Stock-based compensation of $220,449 and $139,773 was recognized during December 30, 2012 and December 25, 2011, respectively, as restaurant compensation costs and general and administrative expenses in the consolidated statements of operations and as additional paid-in capital on the consolidated statement of stockholders' equity to reflect the fair value of shares vested. The fair value of stock options is estimated using the Black-Scholes model.  The fair value of unvested shares was $43,963 as of December 30, 2012. The fair value of the unvested shares will be amortized ratably over the remaining vesting term.  The valuation methodology used an assumed term based upon the stated term of three years and a risk-free rate of return represented by the U.S. 5-year Treasury Bond rate and volatility factor based on guidance as defined in FASB ASC 718, Compensation – Stock Compensation.  A dividend yield of 0% was used because the Company has never paid a dividend and does not anticipate paying dividends in the reasonably foreseeable future.

In October 2009, one member of the Board of Directors exercised 6,000 vested options at a price of $2.50 per share.  Consequently, at December 30, 2012, 354,000 shares of authorized common stock are reserved for issuance to provide for the exercise of the Company’s stock options.

The Company has authorized 10,000,000 shares of preferred stock at a par value of $0.0001.  No preferred shares are issued or outstanding as of December 30, 2012.  Any preferences, rights, voting powers, restrictions, dividend limitations, qualifications, and terms and conditions of redemption shall be set forth and adopted by a Board of Directors' resolution prior to issuance of any series of preferred stock.

Note 8 - Income Taxes	12 Months Ended
Dec. 30, 2012
Income Tax Disclosure [Text Block]
8. INCOME TAXES

The provision (benefit) for income taxes consists of the following components for the fiscal year ended December 30, 2012 and December 25, 2011:

	December 30	December 25
	2012	2011
Federal
Current	$-	$-
Deferred	(119,304)	312,837

State
Current	133,120	250,674
Deferred	(13,983)	22,575

Income tax provision (benefit)	$(167)	$586,086

The provision (benefit) for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to loss before income taxes. The items causing this difference are as follows:

	December 30	December 25
	2012	2011
Income tax provision (benefit) at federal statutory rate	$93,490	$783,735
State income tax provision	39,169	273,249
Permanent differences	84,140	17,913
Tax credits	(409,603)	(430,521)
Other	192,637	(58,290)

Income tax provision (benefit)	$(167)	$586,086

The Company’s income tax provision for December 30, 2012 varies from the provision using the statutory rate due primarily to provision to return adjustments and the generation of tax credits without regard to income.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company expects the deferred tax assets to be fully realizable within the next several years. Significant components of the Company's deferred income tax assets and liabilities are summarized as follows:

	December 30	December 25
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,665,744	$1,861,906
Deferred rent expense	2,482	50,471
Start-up costs	94,739	135,535
Tax credit carry-forwards	1,737,228	1,089,561
Interest rate swaps	146,455	236,806
Stock-based compensation	160,402	96,929
Other	166,292	59,978

Total deferred tax assets	3,973,342	3,531,186

Deferred tax liabilities:
Tax depreciation in excess of book	3,126,596	3,258,854

Net deferred income tax assets	$846,746	$272,332

If deemed necessary by management, the Company establishes valuation allowances in accordance with the provisions of ASC 740. Management continually reviews realizability of deferred tax assets and the Company recognizes these benefits only as reassessment indicates that it is more likely than not that such tax benefits will be realized.

The Company expects to use net operating loss and general business tax credit carry-forwards before its 20-year expiration. A significant amount of net operating loss carry forwards were used when the Company purchased nine affiliated restaurants in 2010, which were previously managed by DRH. Federal net operating loss carry forwards of $4.9 million will expire between 2029 and 2032. General business tax credits of $1.7 million will expire through 2032.

The Company is a member of a unitary group with other parties related by common ownership according to the provisions of the Michigan Business Tax Act. This group will file a single tax return for all members. An allocation of the current and deferred Michigan business tax incurred by the unitary group has been made based on an estimate of Michigan business tax attributable to the Company and has been reflected as state income tax expense in the accompanying consolidated financial statements consistent with the provisions of ASC 740.

The Company files income tax returns in the United States federal jurisdiction and various state jurisdictions.

Note 9 - Operating Leases (Including Related Party)	12 Months Ended
Dec. 30, 2012
Operating Leases of Lessee Disclosure [Table Text Block]
9. OPERATING LEASES (INCLUDING RELATED PARTY)

Lease terms range from four to 15 years, generally include renewal options, and frequently require us to pay a proportionate share of real estate taxes, insurance, common area maintenance, and other operating costs. Some restaurant leases provide for contingent rental payments based on sales thresholds.

Total rent expense was $3.5 million and $2.9 million for the fiscal years ended December 30, 2012 and December 25, 2011, respectively (of which $84,427 and $90,118 for the fiscal years ended December 30, 2012 and December 25, 2011, respectively, were paid to a related party).

Scheduled future minimum lease payments for each of the five years and thereafter for non-cancelable operating leases with initial or remaining lease terms in excess of one year at December 30, 2012 are summarized as follows:

Year	Amount
2013	$4,962,702
2014	4,917,765
2015	4,618,930
2016	4,375,845
2017	4,098,188
Thereafter	15,085,806
Total	$38,059,236

Note 10 - Commitments and Contingencies	12 Months Ended
Dec. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
10. COMMITMENTS AND CONTINGENCIES

The Company assumed, from a related entity, an area development agreement with BWLD in which the Company undertakes to open 23 BWW restaurants within its designated "development territory", as defined by the agreement, by October 1, 2016.  On December 12, 2008, this agreement was amended, adding nine additional restaurants and extending the date of fulfillment to March 1, 2017.  Failure to develop restaurants in accordance with the schedule detailed in the agreement could lead to potential penalties of $50,000 for each undeveloped restaurant, payment of the initial franchise fees for each undeveloped restaurant, and loss of rights to development territory.  As of December 30, 2012, of the 32 restaurants required to be opened under the area development agreement, 19 of these restaurants had been opened for business.  An additional six restaurants not part of this area development agreement were also opened for business as of December 30, 2012.

The Company is required to pay BWLD royalties (5.0% of net sales) and advertising fund contributions (3.0% of net sales) for the term of the individual franchise agreements.  The Company incurred $3.4 million and $2.7 million in royalty expense for the fiscal years ended December 30, 2012 and December 25, 2011, respectively. Advertising fund contribution expenses were $2.0 million and $1.7 million for the fiscal years ended December 30, 2012 and December 25, 2011, respectively.

The Company is required, by its various BWLD franchise agreements, to modernize the restaurants during the term of the agreements.  The individual agreements generally require improvements between the fifth year and the tenth year to meet the most current design model that BWLD has approved.  The modernization costs can range from approximately $50,000 to approximately $500,000 depending on the individual restaurants’ needs.

In 2011, we launched a defined contribution 401(k) plan whereby eligible employees may contribute pretax wages in accordance with the provisions of the plan. We match 100.0% of the first 3.0% and 50.0% of the next 2.0% of contributions made by eligible employees. Matching contributions of approximately $239,351 and $144,355 were made by us during the year ended December 30, 2012 and December 25, 2011, respectively.

The Company is subject to ordinary, routine, legal proceedings, as well as demands, claims and threatened litigation, which arise in the ordinary course of its business.  The ultimate outcome of any litigation is uncertain.  While unfavorable outcomes could have adverse effects on the Company's business, results of operations, and financial condition, management believes that the Company is adequately insured and does not believe that any pending or threatened proceedings would adversely impact the Company's results of operations, cash flows, or financial condition.  Therefore, no separate reserve has been established for these types of legal proceedings.

Note 11 - Earnings Per Common Share	12 Months Ended
Dec. 30, 2012
Earnings Per Share [Text Block]
11. EARNINGS PER COMMON SHARE

The following is a reconciliation of basic and fully diluted earnings per common share for the years ended December 30, 2012 and December 25, 2011:

	December 30 2012	December 25 2011

Income available to common stockholders	$180,099	$1,842,186

Weighted-average shares outstanding	18,949,556	18,902,782
Effect of dilutive securities	142,293	152,718
Weighted-average shares outstanding - assuming dilution	19,091,849	19,055,500

Earnings per common share	$0.01	$0.10
Earnings per common share - assuming dilution	$0.01	$0.10

Note 12 - Supplemental Cash Flows Information	12 Months Ended
Dec. 30, 2012
Cash Flow, Supplemental Disclosures [Text Block]
12. SUPPLEMENTAL CASH FLOWS INFORMATION

Other Cash Flows Information

Cash paid for interest was $1.1 million and $1.1 million during the years ended December 30, 2012 and December 25, 2011, respectively.

Cash paid for income taxes was $386,204 and $185,945 during the years ended December 30, 2012 and December 25, 2011, respectively.

Supplemental Schedule of Non-Cash Operating, Investing, and Financing Activities

None.

Note 13 - Fair Value of Financial Instruments	12 Months Ended
Dec. 30, 2012
Fair Value Disclosures [Text Block]
13. FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance for fair value measurements, ASC 820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. We use a three-tier fair value hierarchy based upon observable and non-observable inputs as follows:

•	Level 1 — Quoted market prices in active markets for identical assets and liabilities;

•	Level 2 — Inputs, other than level 1 inputs, either directly or indirectly observable; and

•	Level 3 — Unobservable inputs developed using internal estimates and assumptions (there is little or no market data) which reflect those that market participants would use.

As of December 30, 2012 and December 25, 2011, respectively, our financial instruments consisted of cash equivalents, accounts payable, and debt. The fair value of cash equivalents (level 1), accounts payable and short-term debt (level 2) approximate its carrying value, due to their short-term nature.

The fair value of our interest rate swaps is determined based on valuation models, which utilize quoted interest rate curves to calculate the forward value and then discount the forward values to the present period. The Company measures the fair value using broker quotes which are generally based on market observable inputs including yield curves and the value associated with counterparty credit risk. Our interest rate swaps are classified as a Level 2 measurement as these securities are not actively traded in the market, but are observable based on transactions associated with bank loans with similar terms and maturities.

There were no transfers between levels of the fair value hierarchy during the fiscal years ended December 30, 2012 and December 25, 2011, respectively.

The following table presents the fair values for those assets and liabilities measured on a recurring basis as of December 30, 2012:

FAIR VALUE MEASUREMENTS
					Asset/(Liability)
Description	Level 1	Level 2	Level 3	Total	Total
Interest Rate Swaps	$—	$(430,751)	$—	$(430,751)	$(430,751)

The following table presents the fair values for those assets and liabilities measured on a recurring basis as of December 25, 2011:

FAIR VALUE MEASUREMENTS
					Asset/(Liability)
Description	Level 1	Level 2	Level 3	Total	Total
Interest Rate Swaps	$—	$(613,999)	$—	$(613,999)	$(613,999)

As of December 30, 2012, our total debt was approximately $44.6 million and approximated fair value as the vast majority of this debt was entered into in September 2012 at market rates.  As of December 25, 2011, our total debt, less related party debt, was approximately $17.3 million and had a fair value of approximately $15.2 million. The Company did not have any related party debt as of December 30, 2012; this debt was paid in full in conjunction with the April 2012 Term Loan (see Note 6 for details). Related-party debt at December 25, 2011 was approximately $2.5 million and had a fair value of approximately $2.6 million.  The Company estimates the fair value of its fixed-rate debt using discounted cash flow analysis based on the Company's incremental borrowing rate.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 30, 2012
Basis of Accounting, Policy [Policy Text Block]
Nature of Business

Diversified Restaurant Holdings, Inc. (“DRH” or the “Company”) is a fast-growing restaurant company operating two complementary concepts:  Bagger Dave’s Legendary Burger Tavern® (“Bagger Dave’s”) and Buffalo Wild Wings® (“BWW”).  As the creator, developer, and operator of Bagger Dave’s and as one of the largest franchisees of BWW, we provide a unique guest experience in a casual and inviting environment.  We are committed to providing value to our guests through offering generous portions of flavorful food in an upbeat and entertaining atmosphere.  We believe Bagger Dave’s and DRH-owned BWW are uniquely-positioned restaurant brands designed to maximize appeal to our guests.  Both restaurant concepts offer competitive price points and a family-friendly atmosphere, which we believe enables consistent performance through economic cycles.  We were incorporated in 2006 and are headquartered in the Detroit metropolitan area.  As of December 30, 2012 we had 45 locations in Florida, Illinois, Indiana, Michigan, and Missouri.  Of those restaurants, 44 are corporate owned and one is franchised by a third party.

Our Company’s roots can be traced to 1999, when our founder, President, CEO, and Chairman T. Michael Ansley opened his first BWW restaurant in Sterling Heights, Michigan.   By late 2004, Mr. Ansley and his business partners owned and operated seven BWW franchised restaurants and formed AMC Group, LLC as an operating center for those locations.  In 2006, DRH was formed and several entities, including AMC Group, LLC, were reorganized to provide the framework and financial flexibility to grow as a franchisee of BWW and to develop and grow our Bagger Dave’s concept.  In 2008, DRH became public by completing a self-underwritten initial public offering for approximately $735,000 and 140,000 shares.

Mr. Ansley has received various awards from BWLD, including awards for highest annual restaurant sales and operator of the year.  In September 2007, Mr. Ansley was awarded Franchisee of the Year by the International Franchise Association (“IFA”).  The IFA’s membership consists of over 12,000 franchisee members and over 1,000 franchisor members.

Today, DRH and its wholly-owned subsidiaries, including AMC Group, Inc. (“AMC”), AMC Wings, Inc. (“WINGS”), and AMC Burgers, Inc. (“BURGERS”), develop, own, and operate Bagger Dave's and DRH-owned BWW restaurants located throughout Florida, Illinois, Indiana, Michigan, and Missouri.

DRH originated the Bagger Dave’s® concept with our first restaurant opening in January 2008 in Berkley, Michigan.  Currently, there are 10 corporate-owned Bagger Dave’s in Michigan, one corporate-owned Bagger Dave’s in Indiana, and one franchised location in Missouri. The Company plans to operate approximately 50 Bagger Dave’s corporate-owned locations by the end of 2017.

DRH is also one of the largest BWW franchisees and currently operates 33 DRH-owned BWW restaurants (15 in Michigan, 10 in Florida, four in Illinois, and four in Indiana), including the nation’s largest BWW, based on square footage, in downtown Detroit, Michigan.  T. Michael Ansley, our President, CEO, and Chairman of the Board, is the recipient of various franchise awards, including BWW awards for the highest annual restaurant sales in 2006, 2005, and 2004.  We remain on track to fulfill our area development agreement with BWLD.  The Company also recently purchased the rights to develop another location in Indiana.  Per the area development agreement with BWLD, we expect to operate 47 DRH-owned BWW by the end of 2017.

The following organizational chart outlines the corporate structure of DRH.  A brief textual description of the entities follows the organizational chart. DRH is incorporated in Nevada

AMC was formed on March 28, 2007 and serves as our operational and administrative center.  AMC renders management, operational support, and advertising services to WINGS and its subsidiaries and BURGERS and its subsidiaries.  Services rendered by AMC include marketing, restaurant operations, restaurant management consultation, hiring and training of management and staff, and other management services reasonably required in the ordinary course of restaurant operations.

WINGS was formed on March 12, 2007 and serves as a holding company for our DRH-owned BWW restaurants.  We are economically dependent on retaining our franchise rights with BWLD.  The franchise agreements have specific initial term expiration dates ranging from January 29, 2014 through October 7, 2032, depending on the date each was executed and the duration of its initial term.  The franchise agreements are renewable at the option of the franchisor and are generally renewable if the franchisee has complied with the franchise agreement.  When factoring in any applicable renewals, the franchise agreements have specific expiration dates ranging from January 29, 2019 through October 7, 2047.  We believe we are currently in compliance with the terms of these agreements.

BURGERS was formed on March 12, 2007 and serves as a holding company for our Bagger Dave’s restaurants.  Bagger Dave’s Franchising Corporation, a subsidiary of BURGERS, was formed to act as the franchisor for the Bagger Dave’s concept and has rights to franchise in Illinois, Indiana, Kentucky, Michigan, Missouri, Ohio, and Wisconsin.  We do not intend to pursue significant franchisee development at this time

We follow accounting standards set by the Financial Accounting Standards Board ("FASB"). The FASB sets generally accepted accounting principles ("GAAP") that we follow to ensure we consistently report our financial condition, results of operations, and cash flows. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification ("Codification" or "ASC").

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of DRH and its wholly-owned subsidiaries (collectively, the “Company”).  All significant intercompany accounts and transactions have been eliminated upon consolidation.

We consolidate all variable interest entities (“VIE”) where we are the primary beneficiary.  For VIE, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIE.  The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  Prior to our acquisition of 100.0% of its membership interests on September 25, 2012, we consolidated Ansley Group, LLC because we leased and maintained substantially all of its assets to operate our Clinton Township, Michigan BWW restaurant and we guaranteed all of its debt.  See Note 2 for details.

Fiscal Period, Policy [Policy Text Block]
Fiscal Year

The Company utilizes a 52- or 53-week accounting period that ends on the last Sunday in December. Consequently, fiscal year 2012 ended on December 30, 2012, comprising 53 weeks. Fiscal year 2011 ended on December 25, 2011, comprising 52 weeks.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits in banks. The Company considers all highly-liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company, at times throughout the year, may, in the ordinary course of business, maintain cash balances in excess of federally-insured limits. Management does not believe the Company is exposed to any unusual risks on such deposits.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenues from food and beverage sales are recognized and generally collected at the point of sale. All sales taxes are presented on a net basis and are excluded from revenue.

The Company’s existing Bagger Dave’s franchise agreements have terms of 15 years. We provide the use of the Bagger Dave’s trademarks, system, training, preopening assistance, and restaurant operating assistance in exchange for area development fees, franchise fees, and royalties of 5.0% of a restaurant’s sales.

Franchise fee revenue from individual franchise sales is recognized upon the opening of the franchised restaurant when all material obligations and initial services to be provided by the Company have been performed.  Area development fees are dependent upon the number of restaurants in the territory, as are our obligations under the area development agreement.  Consequently, as obligations are met, area development fees are recognized proportionally with expenses incurred with the opening of each new restaurant and any royalty-free periods.  Royalties are accrued as earned and are calculated each period based on restaurant sales.

Receivables, Policy [Policy Text Block]
Accounts Receivable

Accounts receivable were stated at the amount management expects to collect from outstanding balances. Balances that are outstanding after management has used reasonable collection efforts are written off with a corresponding charge to bad debt expense.  Management does not believe any allowances for doubtful accounts were necessary at December 30, 2012.

Revenue Recognition, Gift Cards [Policy Text Block]
Gift Cards

Buffalo Wild Wings

The Company records gift cards under a BWLD central-wide program.  Gift cards sold are recorded as a gift card liability.  When redeemed, the gift card liability account is offset by recording the transaction as revenue.  At times, gift card redemptions can exceed amounts due to BWLD for gift card purchases resulting in an asset balance.  Under this centralized system, any breakage would be recorded by Blazin Wings, Inc., a subsidiary of BWLD, and is subject to the breakage laws in the state of Minnesota, where Blazin Wings, Inc. is located.

Bagger Dave’s

The Company records Bagger Dave's gift card sales as a gift card liability when sold.  When redeemed, the gift card liability account is offset by recording the transaction as revenue.  Michigan law states that gift cards cannot expire and any post-sale fees cannot be assessed until five years after the date of gift card purchase by the consumer. There is no breakage attributable to Bagger Dave's restaurants for the Company to record as of December 30, 2012 and December 25, 2011.

The Company's gift card asset/liability was an asset of $78,818 and a liability of $146,898 at December 30, 2012 and December 25, 2011, respectively, and is included in other accrued liabilities on the consolidated balance sheets.

Inventory, Policy [Policy Text Block]	Inventory Inventory, which consists mainly of food and beverage products, is accounted for at the lower of cost or market using the first in, first out method of inventory valuation.
Prepaid and Other Assets [Policy Text Block]	Prepaids and Other Assets Prepaid assets consist principally of prepaid insurance and are recognized ratably as operating expense over the period covered by the unexpired premium. Other assets consist primarily of security deposits on our operating leases.
Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Amortizable intangible assets consist of franchise fees, trademarks, non-compete agreements, favorable and unfavorable operating leases, and loan fees and are amortized to operating expense on a straight-line basis over the term of the related underlying agreements or to approximate the effective interest method based on the following:

Franchise fees (years)	10	-	20
Trademarks (years)		15
Non-compete agreements (years)		3
Favorable and unfavorable leases (years)	lease term (7 - 16)
Loan fees (years)	loan term (5 - 7)

Liquor licenses, also a component of intangible assets, are deemed to have an indefinite life and, accordingly, are not amortized. Management reviews liquor license assets on an annual basis (at year end) to determine whether carrying values have been impaired. We identify potential impairments for liquor licenses by comparing the fair value with its carrying amount. If the fair value exceeds the carrying amount, the liquor licenses are not impaired. If the carrying amount exceeds the fair value, an impairment loss is recorded for the difference.  If the fair value of the asset is less than the carrying amount, an impairment is recorded.

During the periods ended December 30, 2012 and December 25, 2011, respectively, no impairments relating to intangible assets were recognized.
Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are recorded at cost. Major improvements and renewals are capitalized. Land is not depreciated. Buildings are depreciated using the straight-line method over the estimated useful life, which is typically 39 years. Equipment and furniture and fixtures are depreciated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years. Leasehold improvements, which include the cost of improvements funded by landlord incentives or allowances, are amortized using the straight-line method over the lesser of the term of the lease, with consideration of renewal options if renewals are reasonably assured because failure to renew would result in an economic penalty, or the estimated useful lives of the assets, which is typically 5 - 15 years. Maintenance and repairs are expensed as incurred. Upon retirement or disposal of assets, the cost and accumulated depreciation are eliminated from the respective accounts and the related gains or losses are credited or charged to earnings.

Restaurant construction in progress is not amortized or depreciated until the related assets are placed into service. The Company capitalizes, as restaurant construction in progress, costs incurred in connection with the design, build out, and furnishing of its restaurants. Such costs consist principally of leasehold improvements, directly related costs such as architectural and design fees, construction period interest (when applicable), and equipment, furniture and fixtures not yet placed in service.

The Company reviews property and equipment, along with other long-lived assets subject to amortization, for impairment whenever events or changes in circumstances indicate that a potential impairment has occurred.  During the years ended December 30, 2012 and December 25, 2011, there were no impairments recorded.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill represents expected synergies from the merger of operations and intangibles assets that do not qualify for separate recognition. Goodwill is not amortized and represents the excess of cost over the fair value of identified net assets of businesses acquired. Measurement of goodwill at initial recognition is described in Note 2.  Goodwill is subject to an annual impairment analysis, where it is subsequently measured at cost less accumulated impairment losses.

The impairment analysis of goodwill consists first of a review of various qualitative factors of the identified reporting units to determine whether it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, including goodwill. This review includes, but is not limited to, an evaluation of the macroeconomic, industry, or market, and cost factors relevant to the reporting unit as well as financial performance and entity or reporting unit events that may affect the value of the reporting unit. If this review leads to the determination that it is more likely than not that the fair value of the reporting unit is greater than its carrying amount, further impairment testing is not required. However, if this review cannot support a conclusion that it is more likely than not that the fair value of the reporting unit is greater than its carrying amount, or at our discretion, quantitative impairment steps are performed.

The quantitative portion of the impairment test consists of a two-step process, if necessary. The first step is to compare the fair value of the reporting unit to its carrying value, including goodwill. If the fair value of the reporting unit is less than its carrying value, the second step of the impairment test must be performed in order to determine the amount of impairment loss, if any. The second step compares the implied fair value of goodwill with the carrying amount of that goodwill. If the carrying amount of the goodwill exceeds its implied fair value, an impairment charge is recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. All goodwill was considered recoverable as of December 30, 2012 based on our qualitative analysis.

Deferred Charges, Policy [Policy Text Block]
Deferred Rent

Certain operating leases provide for minimum annual payments that increase over the life of the lease. Typically, leases have an initial lease term of between 10 and 15 years and contain renewal options under which we may extend the terms for periods of two to five years. The aggregate minimum annual payments are expensed on a straight-line basis commencing at the start of our construction period and extending over the term of the related lease, without consideration of renewal options. The amount by which straight-line rent exceeds actual lease payment requirements in the early years of the lease is accrued as deferred rent liability and reduced in later years when the actual cash payment requirements exceed the straight-line expense. The Company also accounts, in its straight-line computation, for the effect of any "rental holidays", "free rent periods", and "landlord incentives or allowances".

Advertising Costs, Policy [Policy Text Block]
Advertising

Advertising expenses associated with contributions to the national BWW advertising fund are expensed as contributed and all other advertising expenses are expensed as incurred. Advertising expenses were $3.3 million and $2.7 million for the years ended December 30, 2012 and December 25, 2011, respectively, and is included in general and administrative expenses in the consolidated statement of operations.

Pre-opening Costs [Policy Text Block]	Pre-opening Costs Pre-opening costs are those costs associated with opening new restaurants and will vary based on the number of new locations opening and under construction. These costs are expensed as incurred. Pre-opening costs were $1.8 million and $714,330 for the years ended December 30, 2012 for and December 25, 2011, respectively.
Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The Company applies the provisions of FASB ASC 740, Income Taxes, (“ASC 740”) regarding the accounting for uncertainty in income taxes. The Company classifies all interest and penalties as income tax expense. There are no accrued interest amounts or penalties related to uncertain tax positions as of December 30, 2012 or December 25, 2011.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Common Share

Earnings per share are calculated under the provisions of ASC 260, Earnings per Share, which requires a dual presentation of "basic" and "diluted" earnings per share on the face of the income statement. Basic earnings per common share excludes dilution and is computed by dividing the net earnings available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share include dilutive common stock equivalents consisting of stock options determined by the treasury stock method. Restricted stock awards contain nonforfeitable rights to dividends, making such awards participating securities.  The calculation of basic and diluted earnings per share uses an earnings allocation method to consider the impact of restricted stock.  Due to the limited number of restricted shares outstanding, there was no impact on basic or diluted earnings per share in 2012 or 2011.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Based Compensation

The Company estimates the fair value of stock option awards utilizing the Black-Scholes pricing model.  The fair value of the awards is amortized as compensation expense on a straight-line basis over the requisite service period of the award, which is generally the vesting period.  The fair value of restricted shares is equal to the number of restricted shares issued times the Company’s stock price on the date of grant and is amortized as compensation expense on a straight-line basis over the service period of the award.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration Risks

Approximately 70.0% and 76.0% of the Company's revenues for the years ended December 30, 2012 and December 25, 2011, respectively, were generated from food and beverage sales from restaurants located in Michigan.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Derivatives, Policy [Policy Text Block]
Interest Rate Swap Agreements

The Company utilizes interest rate swap agreements with a bank to fix interest rates on a portion of the Company’s portfolio of variable rate debt, which reduces exposure to interest rate fluctuations.  The Company does not use any other types of derivative financial instruments to hedge such exposures, nor does it use derivatives for speculative purposes.

Prior to the debt restructure on April 2, 2012 (see Note 6 for details), the Company’s interest rate swap agreements did not qualify for hedge accounting. As such, the Company recorded the change in the fair value of the swap agreements in change in fair value of derivative instruments on the Consolidated Statements of Operations. The interest rate swap agreements in effect at December 30, 2012 do qualify for hedge accounting. For interest rate swap agreements that qualify for hedge accounting, the Company records the change in the fair value of the swap agreement as a component of other comprehensive income/(loss), net of tax. The Company records the fair value of its interest rate swaps on the balance sheet in other assets or other liabilities depending on the fair value of the swaps. See Note 6 and Note 13 for additional information on the interest rate swap agreements.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In February 2013, the FASB issued updated guidance that amends the reporting of amounts reclassified out of accumulated other comprehensive income. These amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component, either on the face of the financial statement where net income is presented or in the notes to the financial statements. This guidance is effective for fiscal periods beginning after December 15, 2012, and is to be applied prospectively. We will comply with this guidance as of December 31, 2012, and the adoption of the guidance will not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02 “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangibles Assets for Impairment”, which updated guidance on the annual testing of indefinite-lived intangible assets for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If, based on its qualitative assessment, an entity concludes it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. This guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We will comply with this guidance as of December 31, 2012 and the adoption of the guidance will not have a material impact on our consolidated financial statements.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications have been made to the prior year consolidated financial statements to conform to the current year's presentation.

Note 2 - Business Acquisitions (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Working capital	$109,459
Property and equipment	5,664,140
Franchise fees	254,000
Non-compete	74,100
Liquor licenses	656,000
Favorable operating leases	239,000
Unfavorable operating leases	(875,000)
Goodwill	8,578,776
Net cash paid for acquisition	$14,700,475

Business Acquisition, Pro Forma Information [Table Text Block]
	December 30	December 25
	2012	2011

Revenue	$90,485,351	$77,136,893

Net income (loss) attributable to DRH	(248,695)	1,620,346

Basic earnings (loss) per share	(0.01)	0.09

Diluted earnings (loss) per share	(0.01)	0.09

Note 3 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 30, 2012
Property, Plant and Equipment [Table Text Block]
	December 30	December 25
	2012	2011
Land	$989,680	$469,680
Land (restricted assets of VIE)	-	520,000
Building	4,982,806	2,745,296
Building (restricted assets of VIE)	-	1,570,967
Equipment	16,509,977	10,596,964
Furniture and fixtures	4,270,159	3,060,014
Leasehold improvements	31,028,860	19,148,471
Restaurant construction in progress	1,462,505	-
Total	59,243,987	38,111,392
Less accumulated depreciation	(18,957,497)	(13,955,881)
Less accumulated depreciation attributable to restricted assets of VIE	-	(633,197)
Property and equipment, net	$40,286,490	$23,522,314

Note 4 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 30	December 25
	2012	2011
Amortized intangible assets
Franchise fees	$555,253	$303,750
Trademark	37,359	30,852
Non-compete	79,600	-
Favorable leases	239,000	-
Loan fees	109,600	164,429

Total	1,020,812	499,031
Less accumulated amortization	(142,266)	(112,271)

Amortized intangible assets, net	878,546	386,760

Unamortized intangible assets
Liquor licenses	1,630,791	727,237

Total intangible assets, net	$2,509,337	$1,113,997

Note 6 - Long-Term Debt (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
	December 30	December 25
	2012	2011
Note payable - $37.0 million term loan; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Scheduled monthly principal payments are approximately $440,476 plus accrued interest through maturity in September 2017. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	$35,678,572	$-

Note payable - $10.0 million development line of credit; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	7,015,555	-

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $113,000 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 7.1%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	7,326,128

Note payable to a bank secured by a senior mortgage on the Brandon Property and a personal guaranty. Scheduled monthly principal and interest payments are approximately $8,000 through maturity in June 2030, at which point a balloon payment of $413,550 is due. Interest is charged based on a fixed rate of 6.7%, per annum, through June 2017, at which point the rate will adjust to the U.S. Treasury Securities Rate plus 4.0% (and every seven years thereafter).	1,102,539	1,122,413

Note payable to a bank secured by a junior mortgage on the Brandon Property. Matures in 2030 and requires monthly principal and interest installments of approximately $6,300 until maturity. Interest is charged at a rate of 3.6% per annum.	848,903	882,769

Note payable to a bank, secured by a senior lien on all company assets. Scheduled interest payments are charged at a rate of 3.0% over the one-month LIBOR. The monthly interest payment approximates $6,500. The note will mature in May 2017. The DLOC includes a carrying cost of 0.3% per year of any available but undrawn amounts. This note was repaid in full in conjunction with the September 2012 Term Loan effective September 25; refer below for further details.	-	1,030,052

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $19,500 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 5.9%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	1,195,853

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $40,000 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 6.4%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	2,602,375
Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $24,500 through maturity in May 2017. Interest was charged based on a swap arrangement designed to yield a fixed annual rate of 6.4%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	1,676,000

Unsecured note payable that matures in August 2013 and requires monthly principal and interest installments of approximately $2,200, with the balance due at maturity. Interest is 7.0% per annum. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	231,940

Note payable to Ford Credit secured by a vehicle to be used in the operation of the business. This is an interest-free loan under a promotional 0% rate. Scheduled monthly principal payments are approximately $430. The note matures in April 2013.	1,716	6,864

Notes payable – variable interest entity. Note payable to a bank secured by a senior mortgage on the property located at 15745 Fifteen Mile Road, Clinton Township, Michigan 48035, a DRH corporate guaranty, and a personal guaranty. Scheduled monthly principal and interest payments are approximately $12,500 through maturity in 2025. Interest is charged at a rate of 4.0% over the one-month LIBOR. This note was repaid in full in conjunction with the September 2012 Term Loan effective September 25; refer below for further details.	-	1,229,439

Note payable — related parties (Note 5). These notes were repaid in full in conjunction with the April 2012 Term Loan; refer below for further details.	-	2,504,657

Total long-term debt	44,647,285	19,808,490

Less current portion (includes VIE debt of $0 and $89,414, respectively)	(6,095,684)	(2,967,135)

Long-term debt, net of current portion	$38,551,601	$16,841,355

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount

2013	$6,095,684
2014	6,347,310
2015	6,350,250
2016	6,353,150
2017	17,861,622
Thereafter	1,639,269

Total	$44,647,285

Note 7 - Capital Stock (Including Purchase Warrants and Options) (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Number of Restricted Stock Shares
Unvested, December 25, 2011	60,400
Granted	28,800
Vested	(20,800)
Expired/Forfeited	(13,500)
Unvested, December 30, 2012	54,900
Number of Restricted Stock Shares
Unvested, December 26, 2010	-
Granted	60,800
Vested	-
Expired/Forfeited	(400)
Unvested, December 25, 2011	60,400

Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 30	December 25
	2012	2011
Federal
Current	$-	$-
Deferred	(119,304)	312,837

State
Current	133,120	250,674
Deferred	(13,983)	22,575

Income tax provision (benefit)	$(167)	$586,086

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 30	December 25
	2012	2011
Income tax provision (benefit) at federal statutory rate	$93,490	$783,735
State income tax provision	39,169	273,249
Permanent differences	84,140	17,913
Tax credits	(409,603)	(430,521)
Other	192,637	(58,290)

Income tax provision (benefit)	$(167)	$586,086

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 30	December 25
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,665,744	$1,861,906
Deferred rent expense	2,482	50,471
Start-up costs	94,739	135,535
Tax credit carry-forwards	1,737,228	1,089,561
Interest rate swaps	146,455	236,806
Stock-based compensation	160,402	96,929
Other	166,292	59,978

Total deferred tax assets	3,973,342	3,531,186

Deferred tax liabilities:
Tax depreciation in excess of book	3,126,596	3,258,854

Net deferred income tax assets	$846,746	$272,332

Note 9 - Operating Leases (Including Related Party) (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Amount
2013	$4,962,702
2014	4,917,765
2015	4,618,930
2016	4,375,845
2017	4,098,188
Thereafter	15,085,806
Total	$38,059,236

Note 11 - Earnings Per Common Share (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 30 2012	December 25 2011

Income available to common stockholders	$180,099	$1,842,186

Weighted-average shares outstanding	18,949,556	18,902,782
Effect of dilutive securities	142,293	152,718
Weighted-average shares outstanding - assuming dilution	19,091,849	19,055,500

Earnings per common share	$0.01	$0.10
Earnings per common share - assuming dilution	$0.01	$0.10

Note 13 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
FAIR VALUE MEASUREMENTS
					Asset/(Liability)
Description	Level 1	Level 2	Level 3	Total	Total
Interest Rate Swaps	$—	$(430,751)	$—	$(430,751)	$(430,751)
FAIR VALUE MEASUREMENTS
					Asset/(Liability)
Description	Level 1	Level 2	Level 3	Total	Total
Interest Rate Swaps	$—	$(613,999)	$—	$(613,999)	$(613,999)

Note 1 - Business and Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended													12 Months Ended									12 Months Ended										12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 31, 2008	Dec. 25, 2010	Dec. 30, 2012 Corporate Owned [Member] Michigan [Member] Bagger Dave's [Member]	Dec. 30, 2012 Corporate Owned [Member] Indiana [Member] Bagger Dave's [Member]	Dec. 30, 2012 Corporate Owned [Member] BWW [Member]	Dec. 30, 2012 Franchise [Member] Missouri [Member] Bagger Dave's [Member]	Dec. 30, 2012 Franchise [Member] BWW [Member]	Dec. 31, 2017 Additional Corporate Owned [Member] Bagger Dave's [Member]	Dec. 31, 2017 Required Under Area Development Agreement [Member] BWW [Member]	Sep. 25, 2012 Ansley Group [Member]	Dec. 25, 2011 Building [Member]	Dec. 25, 2011 Furniture and Fixtures [Member] Minimum [Member]	Dec. 25, 2011 Furniture and Fixtures [Member] Maximum [Member]	Dec. 25, 2011 Leasehold Improvements [Member] Minimum [Member]	Dec. 25, 2011 Leasehold Improvements [Member] Maximum [Member]	Dec. 25, 2011 Michigan [Member] BWW [Member]	Dec. 30, 2012 Indiana [Member] BWW [Member]	Dec. 25, 2011 Florida [Member] BWW [Member]	Dec. 25, 2011 Illinois [Member] BWW [Member]	Dec. 30, 2012 Minimum [Member] Franchise Fees [Member]	Dec. 30, 2012 Minimum [Member] Favorable and Unfavorable Leases [Member]	Dec. 30, 2012 Minimum [Member] Loan Fees [Member]	Dec. 30, 2012 Maximum [Member] Franchise Fees [Member]	Dec. 30, 2012 Maximum [Member] Favorable and Unfavorable Leases [Member]	Dec. 30, 2012 Maximum [Member] Loan Fees [Member]	Dec. 30, 2012 BWW [Member]	Dec. 25, 2011 BWW [Member]	Sep. 23, 2004 Original Company [Member]	Dec. 25, 2011 Bagger Dave's [Member]	Dec. 30, 2012 Bagger Dave's [Member]	Dec. 30, 2012 Trademarks [Member]	Dec. 30, 2012 Noncompete Agreements [Member]
Number of Restaurants						10	1	44	1	1	50	47							15	4	10	4							45	33	7
Proceeds from Issuance Initial Public Offering (in Dollars)				$ 735,000
Stock Issued During Period, Shares, New Issues (in Shares)				140,000
IFA Franchisee Members	12,000
IFA Franchisor Members	1,000
Equity Method Investment, Ownership Percentage													100.00%
Fiscal Year Accounting Period Weeks	53	52
Franchise Agreement Term																																	15 years
Royalty Percentage	5.00%																															5.00%
Deferred Revenue (in Dollars)		146,898			78,818
Finite-Lived Intangible Asset, Useful Life																							10 years	7 years	5 years	20 years	16 years	7 years						15 years	3 years
Property, Plant and Equipment, Useful Life														39 years	3 years	7 years	5 years	15 years
Advertising Expense (in Dollars)		2,700,000	3,300,000
Pre-Opening Costs (in Dollars)	$ 1,792,168	$ 714,330	$ 1,800,000
Concentration Risk, Percentage		76.00%	70.00%

Note 2 - Business Acquisitions (Detail) (USD $)	9 Months Ended					3 Months Ended	9 Months Ended
	Sep. 25, 2012	Dec. 30, 2012	Sep. 25, 2012 Ansley Group [Member]	Sep. 25, 2012 Restaurants Acquired [Member] Indiana [Member]	Sep. 25, 2012 Restaurants Acquired [Member] Illinois [Member]	Dec. 30, 2012 Indiana and Illinois [Member]	Sep. 25, 2012 Minimum [Member]	Sep. 25, 2012 Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate			100.00%
Payments to Acquire Equity Method Investments (in Dollars)	$ 2,500,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount (in Dollars)	8,578,776	(572,009)	866,681
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount (in Dollars)	294,672
Number of Restaurants				4	4
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)	14,700,000
Fair Value Inputs, Discount Rate	12.00%
Remaining Lease Term							7	16
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual (in Dollars)						5,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual (in Dollars)						$ 164,281

Note 2 - Business Acquisitions (Detail) - Estimated Fair Values of Net Assets Acquired and Liabilities Assumed (USD $)	Dec. 30, 2012	Sep. 25, 2012
Working capital		$ 109,459
Property and equipment		5,664,140
Goodwill	(572,009)	8,578,776
Net cash paid for acquisition		14,700,475
Franchise Fees [Member]
Intangible assets		254,000
Noncompete Agreements [Member]
Intangible assets		74,100
Liquor Licenses [Member]
Intangible assets		656,000
Favorable Leases [Member]
Intangible assets		239,000
Unfavorable Leases [Member]
Intangible assets		$ (875,000)

Note 2 - Business Acquisitions (Detail) - Unaudited Pro Forma Financial Information (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Revenue (in Dollars)	$ 90,485,351	$ 77,136,893
Net income (loss) attributable to DRH (in Dollars)	$ (248,695)	$ 1,620,346
Basic earnings (loss) per share	$ (0.01)	$ 0.09
Diluted earnings (loss) per share	$ (0.01)	$ 0.09

Note 3 - Property and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 25, 2010
Depreciation	$ 3.4	$ 4.6

Note 3 - Property and Equipment, Net (Detail) - Property and Equipment (USD $)	Dec. 30, 2012	Dec. 25, 2011
Property and equipment	$ 59,243,987	$ 38,111,392
Lеss accumulatеd dеprеciation	(18,957,497)	(13,955,881)
Property and equipment, net	40,286,490	22,064,544
Land [Member]
Property and equipment	989,680	469,680
Land VIE [Member]
Property and equipment		520,000
Building [Member]
Property and equipment	4,982,806	2,745,296
Building VIE [Member]
Property and equipment		1,570,967
Equipment [Member]
Property and equipment	16,509,977	10,596,964
Furniture and Fixtures [Member]
Property and equipment	4,270,159	3,060,014
Leasehold Improvements [Member]
Property and equipment	31,028,860	19,148,471
Construction in Progress [Member]
Property and equipment	1,462,505
Accumulated Depreciation VIE [Member]
Lеss accumulatеd dеprеciation		(633,197)
Total Including VIE [Member]
Property and equipment, net	$ 40,286,490	$ 23,522,314

Note 4 - Goodwill and Intangible Assets (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 25, 2017	Dec. 26, 2016	Dec. 25, 2015	Dec. 26, 2014	Dec. 25, 2013	Dec. 31, 2012
Goodwill	$ 8,578,776							$ 8,600,000
Amortization of Intangible Assets	35,753	77,025
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months							194,116
Finite-Lived Intangible Assets, Amortization Expense, Year Two						164,241
Finite-Lived Intangible Assets, Amortization Expense, Year Three					67,982
Finite-Lived Intangible Assets, Amortization Expense, Year Four				48,082
Finite-Lived Intangible Assets, Amortization Expense, Year Five			42,316
Weighted Average Amortization Period	8 years 36 days
Amortization of Financing Costs	$ 141,329

Note 4 - Goodwill and Intangible Assets (Detail) - Intangible Assets (USD $)	Dec. 30, 2012	Dec. 25, 2011
Amortized intangible assets
Franchise fees	$ 555,253	$ 303,750
Trademark	37,359	30,852
Non-compete	79,600
Favorable leases	239,000
Loan fees	109,600	164,429
Total	1,020,812	499,031
Less accumulated amortization	(142,266)	(112,271)
Amortized intangible assets, net	878,546	386,760
Unamortized intangible assets
Liquor licenses	1,630,791	727,237
Total intangible assets, net	$ 2,509,337	$ 1,113,997

Note 5 - Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Professional Fees	$ 357,404	$ 326,077
DRH Stockholder [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Due to Related Parties	250,000
Affiliate Acquisition [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Periodic Payment	157,000
Notes Payable	$ 0	$ 2,300,000

Note 6 - Long-Term Debt (Detail) (USD $)	12 Months Ended																								3 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Apr. 30, 2019	May 31, 2017	Apr. 02, 2012	Apr. 02, 2012 Used To Repay All Outstanding Senior Debt [Member] April 2012 Term Loan [Member]	Sep. 25, 2012 Used To Repay All Outstanding Senior Debt [Member] September 2012 Term Loan [Member]	Apr. 02, 2012 Working Capital [Member] April 2012 Term Loan [Member]	Sep. 25, 2012 Refinance Outstanding Balance DLOC [Member] September 2012 Term Loan [Member]	Sep. 25, 2012 Acquisition of Eight Buffalo Wild Wings Restaurants [Member] September 2012 Term Loan [Member]	Sep. 25, 2012 Repurchase of Membership Interests in the Ansley Group [Member] September 2012 Term Loan [Member]	Sep. 25, 2012 Acquisition Costs [Member] September 2012 Term Loan [Member]	Dec. 25, 2012 Notional Amount of $7.3 Million [Member]	Dec. 25, 2012 Fixed Rate of 3.1% [Member]	Dec. 25, 2012 Notional Amount of $1.2 Million [Member]	Dec. 25, 2012 Fixed Rate of 1.9% [Member]	Dec. 25, 2012 Notional Amount of $2.6 Million [Member]	Dec. 25, 2012 Fixed Rate of 2.4% [Member]	Dec. 30, 2012 Notional Amount Of 14,500,000 [Member]	Dec. 30, 2012 Fixed Rate of 1.4% [Member]	Dec. 30, 2012 Notional Amount Of 5,785,714 [Member]	Dec. 30, 2012 Fixed Rate of 0.9% [Member]	Apr. 02, 2012 Minimum [Member] April 2012 Term Loan [Member]	Apr. 02, 2012 Maximum [Member] April 2012 Term Loan [Member]	Apr. 02, 2012 April 2012 Term Loan [Member]	Sep. 25, 2012 September 2012 Term Loan [Member]	Dec. 30, 2012 Development Line of Credit [Member]	Sep. 25, 2012 Development Line of Credit [Member]	Dec. 30, 2012 Revolving Line of Credit [Member]	Sep. 25, 2012 Revolving Line of Credit [Member]
Debt Instrument, Face Amount																									$ 16,000,000
Long-term Debt	44,647,285					15,700,000	15,200,000	300,000	3,300,000	14,700,000	2,500,000	1,300,000
Debt Instrument, Basis Spread on Variable Rate																							2.50%	3.40%			3.00%
Debt Instrument, Periodic Payment																									191,000
Line of Credit Facility, Maximum Borrowing Capacity																										37,000,000		10,000,000		1,000,000
Line of Credit Facility, Amount Outstanding																													0
Interest Expense	1,282,991	1,137,725
Interest Expense, Related Party	52,724	202,873
Notional Amount of Interest Rate Derivatives	20,300,000	11,100,000	0	0										7,300,000		1,200,000		2,600,000		14,500,000		5,800,000
Derivative, Fixed Interest Rate													3.10%		1.90%		2.40%		1.40%		0.90%
Interest Rate Derivative Liabilities, at Fair Value	$ 430,751	$ 613,999			$ 657,359

Note 6 - Long-Term Debt (Detail) - Long Term Debt Obligations (USD $)	Dec. 30, 2012	Dec. 25, 2011
Total long-term debt	$ 44,647,285
Less current portion (includes VIE debt of $0 and $89,414, respectively)	(6,095,684)	(2,967,135)
Long-term debt, net of current portion	38,551,601	16,841,355
Note Payable September 2017 [Member]
Secured Long Term Debt	35,678,572
Note Payable 5 May 2017 [Member]
Note payable - $10.0 million development line of credit; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	7,015,555
Note Payable June 2030 [Member]
Secured Long Term Debt	1,102,539
Note Payable 2030 Junior [Member]
Secured Long Term Debt	848,903
Note Payable April 2013 [Member]
Secured Long Term Debt	$ 1,716

Note 6 - Long-Term Debt (Detail) - Long Term Debt Obligations (Parentheticals) (USD $)	12 Months Ended
	Dec. 30, 2012	Sep. 25, 2012
Note Payable September 2017 [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	$ 440,476
Intеrеst ratе at еnd of pеriod	3.61%
(in Dollars)	37,000,000
	2.50%
	3.70%
Maximum borrowing capacity (in Dollars)	37,000,000
Note Payable 5 May 2017 [Member]
Intеrеst ratе at еnd of pеriod	3.61%
(in Dollars)	10,000,000
	2.50%
	3.70%
Maximum borrowing capacity (in Dollars)	10,000,000
Note Payable May 2017 [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	113,000
(in Dollars)	16,000,000
Maximum borrowing capacity (in Dollars)	16,000,000
Fixеd annual intеrеst ratе	7.10%
Note Payable June 2030 [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	8,000
Fixеd annual intеrеst ratе	6.72%
Balloon paymеnt (in Dollars) (in Dollars)	413,550
Variablе intеrеst ratе basis	4.00%
Note Payable 2030 Junior [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	6,300
Fixеd annual intеrеst ratе	3.58%
Development Line of Credit [Member]
Intеrеst ratе at еnd of pеriod	3.28%
(in Dollars)		10,000,000
Maximum borrowing capacity (in Dollars)		10,000,000
Variablе intеrеst ratе basis	3.00%
Monthly intеrеst paymеnt (in Dollars) (in Dollars)	6,500
Carrying cost of any availablе but undrawn amounts	0.25%
Note Payable2 May 2017 [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	19,500
(in Dollars)	16,000,000
Maximum borrowing capacity (in Dollars)	16,000,000
Fixеd annual intеrеst ratе	5.91%
Note Payable3 May 2017 [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	40,000
(in Dollars)	16,000,000
Maximum borrowing capacity (in Dollars)	16,000,000
Fixеd annual intеrеst ratе	6.35%
Note Payable 4 May 2017 [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	24,500
(in Dollars)	16,000,000
Maximum borrowing capacity (in Dollars)	16,000,000
Fixеd annual intеrеst ratе	6.35%
Note Payable August 2013 [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	2,200
(in Dollars)	16,000,000
Maximum borrowing capacity (in Dollars)	16,000,000
Fixеd annual intеrеst ratе	7.00%
Note Payable April 2013 [Member]
Fixеd annual intеrеst ratе	0.00%
Schеdulеd monthly principal paymеnts (in Dollars) (in Dollars)	430
Note Payable 2025 [Member]
Schеdulеd monthly principal and intеrеst paymеnts (in Dollars) (in Dollars)	$ 12,500
Variablе intеrеst ratе basis	4.00%

Note 6 - Long-Term Debt (Detail) - Principal Maturities of Long-Term Debt (USD $)	Dec. 30, 2012
Total	$ 44,647,285
Amount Based On December 30, 2012 Terms [Member]
2013	6,095,684
2014	6,347,310
2015	6,350,250
2016	6,353,150
2017	17,861,622
Thereafter	1,639,269
Total	$ 44,647,285

Note 7 - Capital Stock (Including Purchase Warrants and Options) (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 30, 2012	Dec. 25, 2011	Jul. 30, 2007	Jul. 31, 2010 Board of Directors [Member]	Dec. 30, 2012 Stock Options [Member]	Dec. 25, 2011 Restricted Stock [Member]	Dec. 30, 2012 Stock Incentive Plan [Member]	Jul. 31, 2010 Board of Directors [Member]	Dec. 30, 2012 Board of Directors [Member]	Oct. 31, 2009 Director [Member]	Dec. 30, 2012 Minimum [Member]	Dec. 25, 2011 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		750,000
Percentage of Grant Date Fair Value						100.00%	100.00%
Share-based Compensation Options Expiration Period, Years	6 years							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)												$ 3.1	$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		674,300		150,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)		$ 2.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					210,000
Investment Options, Exercise Price (in Dollars per share)										$ 2.5	$ 2.5
Share-based Compensation (in Dollars)		$ 220,449	$ 139,773
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)		$ 43,963
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											6,000
Common Stock, Capital Shares Reserved for Future Issuance		354,000
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001

Note 7 - Capital Stock (Including Purchase Warrants and Options) (Detail) - Restricted Shares Transactions (Restricted Stock Units (RSUs) [Member])	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Restricted Stock Units (RSUs) [Member]
Unvested, December	60,400
Unvested, December	54,900	60,400
Granted	28,800	60,800
Vested	(20,800)
Expired/Forfeited	(13,500)	(400)

Note 8 - Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012
Expires Between 2029 and 2032 [Member]
Operating Loss Carryforwards	$ 4.9
Expires 2032 [Member]
Deferred Tax Assets, Tax Credit Carryforwards, General Business	$ 1.7

Note 8 - Income Taxes (Detail) - Income Tax Benefit (Provision) Components (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Federal
Deferred	$ (119,304)	$ 312,837
State
Current	133,120	250,674
Deferred	(13,983)	22,575
Income tax provision (benefit)	$ (167)	$ 586,086

Note 8 - Income Taxes (Detail) - Income Tax Benefit (Provision) Reconciliation (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Income tax provision (benefit) at federal statutory rate	$ 93,490	$ 783,735
State income tax provision	39,169	273,249
Permanent differences	84,140	17,913
Tax credits	(409,603)	(430,521)
Other	192,637	(58,290)
Income tax provision (benefit)	$ (167)	$ 586,086

Note 8 - Income Taxes (Detail) - Deferred Income Tax Assets And Liabilities (USD $)	Dec. 30, 2012	Dec. 25, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 1,665,744	$ 1,861,906
Deferred rent expense	2,482	50,471
Start-up costs	94,739	135,535
Tax credit carry-forwards	1,737,228	1,089,561
Interest rate swaps	146,455	236,806
Stock-based compensation	160,402	96,929
Other	166,292	59,978
Total deferred tax assets	3,973,342	3,531,186
Deferred tax liabilities:
Tax depreciation in excess of book	3,126,596	3,258,854
Net deferred income tax assets	$ 846,746	$ 272,332

Note 9 - Operating Leases (Including Related Party) (Detail) (USD $)	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Operating Leases, Rent Expense	$ 2,900,000	$ 3,500,000
Operating Lease Expense [Member]
Operating Leases, Rent Expense	$ 90,118	$ 84,427

Note 9 - Operating Leases (Including Related Party) (Detail) - Future Minimum Lease Payments (USD $)	Dec. 30, 2012
2013	$ 4,962,702
2014	4,917,765
2015	4,618,930
2016	4,375,845
2017	4,098,188
Thereafter	15,085,806
Total	$ 38,059,236

Note 10 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Oct. 01, 2016 Original Number of Restaurants Required [Member]	Mar. 01, 2017 Additional Restaurant Amendment [Member]	Dec. 25, 2011 Potential Penalty Per Undeveloped Restaurant [Member]	Dec. 30, 2012 Restaurants Required [Member]	Dec. 30, 2012 Open Restaurants [Member]	Dec. 30, 2012 Additional Openings Not Related to Area Development Agreement [Member]	Dec. 25, 2011 First Three Percent [Member]	Dec. 25, 2011 Fifty Percent [Member]	Dec. 30, 2012 Advertising Fund Contribution Expenses [Member]	Dec. 25, 2011 Advertising Fund Contribution Expenses [Member]
Number of Restaurants				23	9		32	19	6
Loss on Contract Termination for Default (in Dollars)						$ 50,000
Royalty Percentage	5.00%
Advertising Fund Contribution	3.00%
Royalty Expense (in Dollars)	3,400,000	2,700,000
Advertising Expense (in Dollars)		2,700,000	3,300,000									2,000,000	1,700,000
Modernization Cost Per Restaurant Range Low (in Dollars)		50,000
Modernization Cost Per Restaurant Range High (in Dollars)		500,000
Defined Contribution Plan, Employer Matching Contribution, Percent		100.00%								3.00%	50.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent		2.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount (in Dollars)	$ 239,351	$ 144,355

Note 11 - Earnings Per Common Share (Detail) - Reconciliation of Basic and Fully Diluted Earnings per Common Share (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Income available to common stockholders (in Dollars)	$ 180,099	$ 1,842,186
Weighted-average shares outstanding	18,949,556	18,902,782
Effect of dilutive securities	142,293	152,718
Weighted-average shares outstanding - assuming dilution	19,091,849	19,055,500
Earnings per common share (in Dollars per share)	$ 0.01	$ 0.1
Earnings per common share - assuming dilution (in Dollars per share)	$ 0.01	$ 0.1

Note 12 - Supplemental Cash Flows Information (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Interest Paid	$ 1,100,000	$ 1,100,000
Income Taxes Paid	$ 386,204	$ 185,945

Note 13 - Fair Value of Financial Instruments (Detail) (USD $)	Dec. 30, 2012	Dec. 25, 2011
Debt, Long-term and Short-term, Combined Amount	$ 44,600,000	$ 17,300,000
Debt Instrument, Fair Value Disclosure		15,200,000
Related Parties [Member]
Debt Instrument, Fair Value Disclosure		2,600,000
Due to Related Parties		$ 2,500,000

Note 13 - Fair Value of Financial Instruments (Detail) - Fair Value Of Assets And Liabilities Measured On A Recurring Basis (USD $)	Dec. 30, 2012	Dec. 25, 2011
Interest Rate Swaps	$ (430,751)	$ (613,999)
Fair Value, Inputs, Level 2 [Member]
Interest Rate Swaps	$ (430,751)	$ (613,999)